united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22572

Multi-Strategy Growth & Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 2/29

Date of reporting period: 8/31/16

Item 1. Reports to Stockholders.

MULTI-STRATEGY
GROWTH & INCOME FUND

SEMI-ANNUAL REPORT
August 31, 2016

INVESTOR INFORMATION: (855) 601-3841

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Multi-Strategy Growth & Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Multi-Strategy Growth & Income Fund
PORTFOLIO REVIEW (Unaudited)
August 31, 2016

The Fund’s performance figures for the periods ended August 31, 2016, compared to its benchmarks:

					Annualized Since
		One	Annualized	Annualized Since	Inception Class C, Class I
Total Returns as of August 31, 2016	Six Months+	Year	Three Year	Inception Class A*	and Class L **
Multi-Strategy Growth & Income Fund

Class A:
Without Load	6.85%	6.88%	5.90%	6.41%
With Load	0.69%	0.70%	3.92%	5.08%
Class C	6.47%	6.13%			1.83%
Class I	7.58%	7.69%			2.92%
Class L:
Without Load	6.53%	6.34%			2.08%
With Load	2.52%	2.33%			0.30%
Barclays Aggregate Bond Index	3.69%	5.97%	4.37%	3.24%	4.10%
S&P 500 Total Return Index	13.60%	12.55%	12.30%	12.65%	6.72%

*	Class A commenced operations March 16, 2012.

**	Class C, Class I and Class L commenced operations on July 2, 2014.

+	Non-Annualized.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass- through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s total gross annual operating expenses, per its prospectus dated July 1, 2016, as supplemented August 8, 2016, including underlying funds, are 3.13%, 3.88%, 2.88%, and 3.63% for Class A, Class C, Class I and Class L shares, respectively. Class A and Class L shares of the Fund are subject to a maximum sales load imposed on purchases of 5.75% and 2.00%, respectively. When purchase load waived, Class A shares are subject to a maximum early withdrawal charge of 1.00% on shares repurchased less than 365 days after purchase. Class C and Class I are not subject to a sales load. The chart does not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or the redemption of the Fund shares. For performance data current to the most recent month-end, please call 1-855-601-3841.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016

Shares	Security	Value
	COMMON STOCKS - 3.05%
	BIOTECHNOLOGY - 0.07%
48,704	PDL BioPharma, Inc. ^	$141,729

	COMMERCIAL SERVICES - 0.30%
7,403	Macquarie Infrastructure Co. ^	591,796

	ENTERTAINMENT - 0.33%
10,988	Cedar Fair LP ^	639,502

	LISTED BUSINESS DEVELOPMENT COMPANIES - 2.14%
25,194	Ares Capital Corp. ^	407,135
51,792	BlackRock Capital Investment Corp. ^	451,626
30,782	FS Investment Corp. ^	303,818
33,990	Garrison Capital, Inc. ^	360,634
24,505	Golub Capital BDC, Inc. ^	468,536
17,971	New Mountain Finance Corp. ^	256,266
27,634	PennantPark Floating Rate Capital Ltd. ^	360,071
15,492	THL Credit, Inc. ^	156,934
27,852	TPG Specialty Lending, Inc. ^	519,718
11,292	Triangle Capital Corp. ^	227,195
27,527	TriplePoint Venture Growth BDC Corp. ^	311,606
32,516	WhiteHorse Finance, Inc. ^	375,885
		4,199,424
	PRIVATE EQUITY - 0.21%
30,249	Hercules Capital, Inc. ^	413,201

	TOTAL COMMON STOCKS	5,985,652
	(Cost - $6,331,389)

	REAL ESTATE INVESTMENT TRUSTS - 49.53%
	LISTED REAL ESTATE INVESTMENT TRUSTS - 3.15%
5,785	Care Capital Properties, Inc. ^	173,492
4,401	Colony Financial, Inc. ^	81,286
67,173	Corrections Corporation Of America ^	1,070,066
10,456	Digital Realty Trust, Inc. ^	1,036,085
20,300	The GEO Group, Inc. ^	406,812
14,357	HCP, Inc. ^	564,661
19,001	Iron Mountain, Inc. ^	729,828
12,600	Omega Healthcare Investors, Inc. ^	456,120
23,144	Ventas, Inc. ^	1,681,875
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	6,200,225

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS - 35.44%
442,709	American Realty Capital Hospitality Trust, Inc. #	9,717,560
707,027	American Realty Capital Retail Centers of America, Inc. #	6,714,222
188,108	American Finance Trust #	4,746,140
228,122	Carey Watermark Investors, Inc. #	2,534,648
738,378	Carter Validus Mission Critical REIT, Inc. #	8,102,183
397,838	Healthcare Trust, Inc. #	9,450,711
198,378	Hines Global REIT, Inc. #	2,102,102
432,433	NorthStar Real Estate Income II, Inc. #	4,066,880
764,346	NorthStar Real Estate Income Trust, Inc. #	7,796,506
1,081,081	NorthStar Health Care Income, Inc. #	9,951,929
388,931	Steadfast Income REIT, Inc. #	4,444,432
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	69,627,313

See accompanying notes to financial statements.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2016

Shares	Security	Value
	PRIVATE REAL ESTATE INVESTMENT TRUSTS - 10.94%
7,354	Clarion Lion Industrial Trust #	$10,646,191
661,928	Cottonwood Residential, Inc. #	10,849,000
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	21,495,191

	TOTAL REAL ESTATE INVESTMENT TRUSTS	97,322,729
	(Cost - $80,848,001)

	NON-LISTED BUSINESS DEVELOPMENT COMPANIES - 17.52%
723,944	Business Development Corporation of America #	6,399,661
1,005,598	Cion Investment Corp. #	9,301,783
1,188,054	Corporate Capital Trust #	10,526,161
978,323	Sierra Income Corp. #	8,189,787
	TOTAL NON-LISTED BUSINESS DEVELOPMENT COMPANIES	34,417,392
	(Cost - $38,406,045)

	PRIVATE INVESTMENT FUNDS - 12.46%
8	Aim Infrastructure MLP Fund II LP #	3,708,213
9,910	Clarion Lion Properties Fund #	13,266,989
3	Ovation Alternative Income Fund #	7,500,000
	TOTAL PRIVATE INVESTMENT FUNDS	24,475,202
	(Cost - $22,460,000)

	NON-TRADED PARTNERSHIP FUND - 3.82%
818,599	TriLinc Global Impact Fund Class I #	7,500,000
	TOTAL NON-TRADED PARTNERSHIP FUND
	(Cost - $7,500,000)

	CLOSED-END FUNDS - 6.60%
68,399	Apollo Tactical Income Fund, Inc. ^	1,045,821
246,847	BlackRock Debt Strategies Fund, Inc. ^	915,802
113,427	BlackRock Multi-Sector Income Trust ^	1,940,736
80,314	Cohen & Steers REIT and Preferred Income Fund, Inc. ^	1,706,673
98,042	DoubleLine Income Solutions Fund ^	1,886,328
218,315	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc. ^	5,464,424
	TOTAL CLOSED-END FUNDS	12,959,784
	(Cost - $12,844,118)

See accompanying notes to financial statements.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2016

Shares	Security	Value
	HEDGE FUNDS - 13.62%
27,047	Collins Master Access Fund Ltd. # *	$26,764,105
	TOTAL HEDGE FUNDS
	(Cost - $27,000,000)

	SHORT-TERM INVESTMENT - 0.63%
	MONEY MARKET FUND - 0.63%
1,245,733	AIM STIT-Government & Agency Portfolio, Private Class, 0.14% +	1,245,733
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $1,245,733)

	TOTAL INVESTMENTS - 107.23%
	(Cost - $196,635,286) (a)	$210,670,597
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.23)%	(14,202,764)
	NET ASSETS - 100.00%	$196,467,833

LP - Limited Partnership.

REIT - Real Estate Investment Trust.

*	Non-income producing security.

^	All or a portion of this security is segregated as collateral.

#	Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $184,279,203 or 93.80% of net assets.

+	Money market fund; interest rate reflects the seven-day effective yield on August 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $195,025,022 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$22,184,399
Unrealized depreciation:	(6,538,824)
Net unrealized appreciation:	$15,645,575

The Fund has unfunded commitments on the below Private Investment Fund. The commitments will be funded when called through current assets at that time.

Aim Infrastructure MLP Fund II LP	$3,540,000

Portfolio Composition as of August 31, 2016 (Unaudited)

Percent of Net Assets
Real Estate Investment Trusts
Non-Listed Real Estate Investment Trusts	35.44%
Private Real Estate Investment Trusts	10.94%
Listed Real Estate Investment Trusts	3.15%
Non-Listed Business Development Companies	17.52%
Hedge Funds	13.62%
Private Investment Partnerships	12.46%
Closed End Funds	6.60%
Non-Traded Partnership Fund	3.82%
Listed Business Development Companies	2.14%
Short-term Investments	0.63%
Entertainment	0.33%
Commercial Services	0.30%
Private Equity	0.21%
Biotechnology	0.07%
Liabilities in excess of Assets	(7.23)%
Net Assets	100.00%

See accompanying notes to financial statements.

Multi-Strategy Growth & Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2016

Assets:
Investments in Securities, at Value (identified cost $196,635,286)	$210,670,597
Dividends and Interest Receivable	1,370,252
Receivable for Fund Shares Sold	156,194
Prepaid Expenses and Other Assets	35,115
Total Assets	212,232,158

Liabilities:
Due to Broker	15,512,490
Accrued Advisory Fees (1)	124,336
Shareholder Servicing Fees Payable	40,759
Payable to Related Parties (1)	20,888
Distribution Fee Payable	17,545
Other Accrued Expenses	48,307
Total Liabilities	15,764,325

Net Assets	$196,467,833

Composition of Net Assets:
At August 31, 2016, Net Assets consisted of:
Paid-in-Capital	$190,440,463
Undistributed Net Investment Income	527,135
Accumulated Net Realized Loss on:
Investments	(8,534,976)
Net Unrealized Appreciation on:
Investments	14,035,211
Net Assets	$196,467,833

(1)	See Note 3.

See accompanying notes to financial statements.

Multi-Strategy Growth & Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
August 31, 2016

Class A Shares (a):
Net Assets	$161,742,239
Shares Outstanding (no par value; unlimited number of shares authorized)	10,264,653

Net Asset Value and Redemption Price Per Share *	$15.76
Offering Price Per Share ($15.76/0.9425)	$16.72

Class C Shares:
Net Assets	$21,359,493
Shares Outstanding (no par value; unlimited number of shares authorized)	1,372,876

Net Asset Value, Offering Price and Redemption Price Per Share *	$15.56

Class I Shares:
Net Assets	$3,637,805
Shares Outstanding (no par value; unlimited number of shares authorized)	228,654

Net Asset Value, Offering Price and Redemption Price Per Share *	$15.91

Class L Shares:
Net Assets	$9,728,296
Shares Outstanding (no par value; unlimited number of shares authorized)	622,692

Net Asset Value and Redemption Price Per Share *	$15.62
Offering Price Per Share ($15.62/0.98)	$15.94

*	The Net Asset Value for each class will differ due primarily to the allocation of class specific expenses, such as distribution fees and shareholder servicing fees.

(a)	Class A purchases valued at $1 million or more are not subject to a front end sales charge, but there is a 1.00% fee on shares repurchased less than 365 days after purchase.

See accompanying notes to financial statements.

Multi-Strategy Growth & Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2016

Investment Income:
Dividend Income	$6,567,012
Interest Income	2,143
Total Investment Income	6,569,155

Expenses:
Investment Advisory Fees	749,405
Shareholder Servicing Fees:
Class A	202,779
Class C	25,217
Class L	12,042
Distribution Fees:
Class C	75,651
Class L	24,083
Interest Expense	142,354
Transfer Agent Fees	96,028
Administration Fees	82,908
Printing Expense	67,848
Registration & Filing Fees	47,890
Legal Fees	42,251
Fund Accounting Fees	36,104
Audit Fees	33,974
Trustees’ Fees and Expenses	28,418
Non 12B-1 Shareholder Servicing	22,994
Compliance Fees	16,825
Custody Fees	16,494
Insurance Expense	8,571
Miscellaneous Expenses	2,017
Net Expenses	1,733,853

Net Investment Income	4,835,302

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on:
Investments	(2,486,270)
Net Change in Unrealized Appreciation on:
Investments	10,710,169
Net Realized and Unrealized Gain on Investments	8,223,899

Net Increase in Net Assets Resulting From Operations	$13,059,201

See accompanying notes to financial statements.

Multi-Strategy Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	August 31, 2016	February 29, 2016
	(Unaudited)
Operations:
Net Investment Income	$4,835,302	$5,682,693
Net Realized Loss on Investments and Options Written	(2,486,270)	(3,016,435)
Distributions of Realized Gain from Underlying Investments	—	72,919
Net Change in Unrealized Appreciation (Depreciation) on Investments	10,710,169	(10,371,264)
Net Increase (Decrease) in Net Assets Resulting From Operations	13,059,201	(7,632,087)

Distributions to Shareholders From:
Net Investment Income
Class A	(4,822,496)	(4,356,657)
Class C	(604,204)	(353,176)
Class I	(217,481)	(29,771)
Class L	(287,297)	(248,659)
Total from Net Investment Income	(5,931,478)	(4,988,263)
Return of Capital
Class A	—	(6,060,568)
Class C	—	(670,387)
Class I	—	(143,390)
Class L	—	(376,803)
Total from Return of Capital	—	(7,251,148)

Total Distributions to Shareholders	$(5,931,478)	$(12,239,411)

See accompanying notes to financial statements.

Multi-Strategy Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months	For the Year
	Ended	Ended
	August 31, 2016	February 29, 2016
	(Unaudited)
From Shares of Beneficial Interest:
Class A Shares:
Proceeds from Shares Issued (769,204 and 1,368,519 shares, respectively	$11,941,942	$22,114,165
Distributions Reinvested (206,019 and 476,871 shares, respectively)	3,206,516	7,560,851
Cost of Shares Redeemed (1,105,497 and 1,688,946 shares, respectively)	(14,651,399)	(26,800,469)
Cost of Shares Transferred (166,180 and 423,984 shares, respectively)	(2,565,824)	(6,585,309)
Total From Capital Transactions: Class A	(2,068,765)	(3,710,762)

Class C Shares:
Proceeds from Shares Issued (184,304 and 701,332 shares, respectively)	2,847,211	11,295,155
Distributions Reinvested (23,844 and 41,682 shares, respectively)	367,194	653,539
Cost of Shares Redeemed (99,744 and 127,495 shares, respectively)	(1,536,074)	(2,014,339)
Cost of Shares Transferred (0 and 4,736 shares, respectively)	—	(73,029)
Total From Capital Transactions: Class C	1,678,331	9,861,326

Class I Shares:
Proceeds from Shares Issued (176,663 and 4,538 shares, respectively)	172,522	72,612
Distributions Reinvested (3,101 and 9,709 shares, respectively)	48,297	151,260
Cost of Shares Redeemed (463,176 and 47,305 shares, respectively)	(7,301,817)	(726,725)
Proceeds from Shares Transferred (166,180 and 474,376 shares, respectively)	2,565,824	7,386,831
Total From Capital Transactions: Class I	(4,515,174)	6,883,978

Class L Shares:
Proceeds from Shares Issued (39,782 and 275,291 shares, respectively)	610,826	4,493,034
Distributions Reinvested (12,195 and 26,213 shares, respectively)	188,460	413,421
Cost of Shares Redeemed (34,505 and 148,770 shares, respectively)	(534,473)	(2,329,097)
Cost of Shares Transferred (0 and 47,121 shares, respectively)	—	(728,493)
Total From Capital Transactions: Class L	264,813	1,848,865

Total Increase (Decrease) in Net Assets from Shares of Beneficial Interest:	(4,640,795)	14,883,407

Total Increase (Decrease) in Net Assets	2,486,928	(4,988,091)

Net Assets:
Beginning of Period	193,980,905	198,968,996
End of Period	$196,467,833	$193,980,905

Undistributed Net Investment Income at End of Period	$527,135	$1,623,311

See accompanying notes to financial statements.

Multi-Strategy Growth & Income Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended August 31, 2016

Cash flows from operating activities:
Net increase in net assets resulting from operations	$13,059,201
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(8,290,782)
Proceeds from sales	17,009,379
Proceeds from sales of short term investments, net	(104,121)
Net realized loss from investments	2,486,270
Net change in unrealized (appreciation) depreciation from investments	(10,710,169)

Net Accretion of Discounts

Changes in assets and liabilities (Increase)/Decrease in assets:
Dividends and Interest Receivable	(371,078)
Prepaid Expenses and Other Assets	(918)
Increase/(Decrease) in liabilities:
Payable to Related Parties	(12,036)
Accrued Advisory Fees	10,381
Shareholder Servicing Fee	4,220
Distribution Fee Payable	2,809
Other Accrued Expenses Payable	(13,091)
Net cash used in operating activities	13,070,065

Cash flows from financing activities:
Proceeds from shares sold	17,994,688
Payment on shares redeemed	(26,586,096)
Cash distributions paid	(2,121,011)
Due to Broker	(2,357,646)
Net cash provided by financing activities	(13,070,065)

Net increase in cash	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of non-cash activity:
Noncash financing activities not including herein consists of:
Reinvestment of dividends	$(3,810,467)

Interest Paid	$142,354

See accompanying notes to financial statements.

Multi-Strategy Growth & Income Fund - Class A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six Months		For the Year		For the Year		For the Year		For the Period
	Ended		Ended		Ended		Ended		Ended
	August 31, 2016		February 29, 2016		February 28, 2015		February 28, 2014		February 28, 2013 *
	(Unaudited)
Net Asset Value, Beginning of Period	$15.20		$16.74		$16.51		$15.73		$15.00
From Operations:
Net investment income (a)	0.39		0.46		0.41		0.39		0.32
Net gain (loss) on investments (both realized and unrealized)	0.64		(1.04)		0.80		1.29		0.77
Total from Operations	1.03		(0.58)		1.21		1.68		1.09

Less Distributions:
From net investment income	(0.47)		(0.40)		(0.40)		(0.29)		(0.36)
From net realized gains on investments	—		—		(0.37)		(0.55)		—
From paid in capital	—		(0.56)		(0.21)		(0.06)		—
Total Distributions	(0.47)		(0.96)		(0.98)		(0.90)		(0.36)

Net Asset Value, End of Period	$15.76		$15.20		$16.74		$16.51		$15.73

Total Return (b)	6.85	% (d)	(3.57	)% (h)	7.46%		11.01%		7.34	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$161,742		$157,986		$178,502		$129,697		$46,888
Ratio to average net assets:
Expenses, Gross	1.65	% (c,f)	1.58	% (f)	1.55	% (f)	1.60%		2.61	% (c)
Expenses, Net of Reimbursement/Recapture	1.65	% (c,f)	1.58	% (f)	1.61	% (e,f)	1.75	% (e)	1.75	% (c)
Net investment income, Net of Reimbursement/Recapture	4.93	% (c,g)	2.87	% (g)	2.43	% (g)	2.46%		2.19	% (c)

Ratio to average net assets (excluding interest expense):
Expenses, Gross	1.50	% (c,f)	1.49	% (f)	1.55	% (f)	1.60%		2.61	% (c)
Expenses, Net of Reimbursement/Recapture	1.50	% (c,f)	1.49	% (f)	1.61	% (e,f)	1.75	% (e)	1.75	% (c)
Portfolio turnover rate	4	% (d)	21%		49%		14%		108	% (d)

*	Class A commenced operations on March 16, 2012.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and exclude the effects of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Not annualized.

(e)	Such ratio includes the Advisor’s recapture of waived/reimbursed fees from prior periods.

(f)	Does not include the expenses of the investment companies in which the Fund invests.

(g)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Multi-Strategy Growth & Income Fund - Class C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six Months		For the Year		For the Period
	Ended		Ended		Ended
	August 31, 2016		February 29, 2016		February 28, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$15.06		$16.71		$17.02
From Operations:
Net investment income (a)	0.32		0.33		0.18
Net gain (loss) on investments (both realized and unrealized)	0.64		(1.03)		0.16
Total from Operations	0.96		(0.70)		0.34

Less Distributions:
From net investment income	(0.46)		(0.39)		(0.12)
From net realized gains on investments	—		—		(0.35)
From return of capital	—		(0.56)		(0.18)
Total Distributions	(0.46)		(0.95)		(0.65)

Net Asset Value, End of Period	$15.56		$15.06		$16.71

Total Return (b)	6.47	% (d)	(4.28	)% (g)	2.04	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$21,359		$19,046		$10,926
Ratio to average net assets:
Expenses (e)	2.40	% (c,e)	2.33%		2.30	% (c)
Net investment income (f)	4.18	% (c,f)	2.12%		1.76	% (c)

Ratio to average net assets (excluding interest expense)
Expenses (e)	2.25	% (c,e)	2.24%		2.30	% (c)
Portfolio turnover rate	4	% (d)	21%		49	% (d)

*	Class C commenced operations on July 2, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Not annualized.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Multi-Strategy Growth & Income Fund - Class I
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six Months		For the Year		For the Period
	Ended		Ended		Ended
	August 31, 2016		February 29, 2016		February 28, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$15.24		$16.75		$17.02
From Operations:
Net investment income (a)	0.41		0.48		0.30
Net gain (loss) on investments (both realized and unrealized)	0.73		(1.03)		0.09
Total from Operations	1.14		(0.55)		0.39

Less Distributions:
From net investment income	(0.47)		(0.40)		(0.06)
From net realized gains on investments	—		—		(0.37)
From return of capital	—		(0.56)		(0.23)
Total Distributions	(0.47)		(0.96)		(0.66)

Net Asset Value, End of Period	$15.91		$15.24		$16.75

Total Return (b)	7.58	% (d)	(3.37	)% (g)	2.37	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3,638		$7,806		$1,185
Ratio to average net assets:
Expenses (e)	1.40	% (c,e)	1.33%		1.30	% (c)
Net investment income (f)	5.16	% (c,f)	3.09%		2.80	% (c)

Ratio to average net assets (excluding interest expense)
Expenses (e)	1.25	% (c,e)	1.24%		1.30	% (c)
Portfolio turnover rate	4	% (d)	21%		49	% (d)

*	Class I commenced operations on July 2, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Not annualized.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Multi-Strategy Growth & Income Fund - Class L
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six Months		For the Year		For the Period
	Ended		Ended		Ended
	August 31, 2016		February 29, 2016		February 28, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$15.11		$16.72		$17.02
From Operations:
Net investment income (a)	0.34		0.37		0.20
Net gain (loss) on investments (both realized and unrealized)	0.64		(1.03)		0.17
Total from Operations	0.98		(0.66)		0.37

Less Distributions:
From net investment income	(0.47)		(0.39)		(0.13)
From net realized gains on investments	—		—		(0.35)
From return of capital	—		(0.56)		(0.19)
Total Distributions	(0.47)		(0.95)		(0.67)

Net Asset Value, End of Period	$15.62		$15.11		$16.72

Total Return (b)	6.53	% (d)	(4.03	)% (g)	2.25	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$9,728		$9,143		$8,356
Ratio to average net assets:
Expenses (e)	2.15	% (c,e)	2.08%		2.05	% (c)
Net investment income (f)	4.43	% (c,f)	2.37%		2.00	% (c)

Ratio to average net assets (excluding interest expense)
Expenses (e)	2.00	% (c,e)	1.99%		2.05	% (c)
Portfolio turnover rate	4	% (d)	21%		49	% (d)

*	Class L commenced operations on July 2, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and exclude the effects of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Not annualized.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2016

1.	ORGANIZATION

Multi-Strategy Growth & Income Fund (the “Fund”) was organized as a Delaware statutory trust on June 3, 2011 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The investment objective of the Fund is to seek returns from capital appreciation and income with an emphasis on income generation. The Fund pursues its investment objective by investing primarily in the income-producing securities of real estate investment trusts and alternative investment funds, as well as common stocks and structured notes, notes, bonds and asset-backed securities.

The Fund currently offers Class A, Class C, Class I and Class L shares. Class A shares commenced operations on March 16, 2012; Class C, Class I and Class L shares commenced operations on July 2, 2014. Class A and Class L shares are offered at net asset value plus a maximum sales charge of 5.75% and 2.00%, respectively. When purchase load waived, Class A shares are subject to a maximum early withdrawal charge of 1.00% on shares repurchased less than 365 days after purchase. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor (defined below), those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2016

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Board’s Valuation Committee has established a methodology for fair value of each type of security. Non-listed Real Estate Investment Trusts (“REITs”) that are in the public offering period (or start-up phase) are valued at cost according to management’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore, potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are generally categorized in Level 2 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment. For non-traded private investments, including private real estate investment trusts and non-traded partnership funds, that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as practical expedient, the Fund to value such investments at their reported NAV per share (of if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The non-listed Business Development Companies provide quarterly fair value pricing which is used as an indicator of the valuation for the Fund. If the value significantly fluctuates, the Advisor will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value. Non-traded Business Development Companies are categorized as Level 2 in the fair value hierarchy. The Hedge Funds provide monthly fair value pricing which is used as an indicator of the valuation for the Fund. The Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the Hedge Fund issues an updated market valuation. Hedge Funds are categorized as Level 3 in the fair value hierarchy.

Valuation of Fund of Funds – The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2016

readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds. Open-end investment companies are valued at their net asset value per share and closed-end investment companies that trade on an exchange are valued as described under security valuation.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,985,652	$—	$—	$5,985,652
Real Estate Investment Trusts	6,200,225	65,560,433	25,562,071	97,322,729
Private Investment Funds	—	—	24,475,202	24,475,202
Non-Traded Partnership Fund	—	—	7,500,000	7,500,000
Closed-End Funds	12,959,784	—	—	12,959,784
Hedge Fund	—	—	26,764,105	26,764,105
Short-Term Investment	1,245,733	—	—	1,245,733
Subtotals	$26,391,394	$65,560,433	$84,301,378	$176,253,205
Non-Listed Business Development Companies (1)	—	—	—	34,417,392
Total Investments:	$26,391,394	$65,560,433	$84,301,378	$210,670,597

*	Refer to the Portfolio of Investments for industry classifications.

There were no transfers between Level 1 and Level 2 during the six months ended August 31, 2016. Transfers reflected in the table below represent transfers from Level 3 to Level 2 due to non-traded REITs that closed their offering period during the six months ended August 31, 2016 and are thereafter being valued based upon changes in the value of an appropriate market index.

It is the Fund’s policy to record transfers into or out of any level at the beginning of the reporting period.

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2016

(1) The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Real Estate	Private	Non-Traded
	Investment	Investment	Partnership
	Trusts	Funds	Fund	Hedge Fund	Total
Beginning Balance	$24,804,686	$23,849,209	$7,500,000	$26,237,195	$82,391,090
Total Realized Gain (loss)	—	—	—	—	—
Change in Appreciation (Depreciation)	757,385	513,493	—	526,910	1,797,788
Cost of Purchases	—	112,500	—	—	112,500
Ending Balance	$25,562,071	$24,475,202	$7,500,000	$26,764,105	$84,301,378

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed for open tax years (2013-2015), or expected to be taken in the Fund’s 2016 return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended August 31, 2016, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2016

3.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to an investment advisory agreement with the Fund, (the “Advisory Agreement”), investment advisory services are provided to the Fund by RJL Capital Management, LLC (the “Advisor”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.75% of the average daily net assets of the Fund. For the six months ended August 31, 2016, the Advisor earned advisory fees of $749,405.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Services Plan, the Fund may pay 0.25% per year of its average daily net assets attributed to each of Class A, Class C and Class L shares for such services. For the six months ended August 31, 2016, the Fund incurred shareholder servicing fees of $202,779, $25,217, and $12,042 for Class A, Class C and Class L shares, respectively. The Class C and Class L shares also pay to the Distributor a distribution fee, payable under distribution plans adopted by the Board (“Distribution Plans”), for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities including marketing and other activities to support the distribution of the Class C and Class L shares. Under the Distribution Plans, the Fund pays 0.75% and 0.50% per year of its average daily net assets for such services for Class C and Class L shares, respectively. For the six months ended August 31, 2016, the Fund incurred distributions fees of $75,651 and $24,083 for Class C and Class L shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended August 31, 2016, the Distributor received $462,560 and $70,641 in underwriting commissions for sales of Class A and Class L shares, respectively, of which $25,339 and $5,167 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Northern Lights Compliance Services, LLC ( “NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. An officer of the Fund is also an officer of NLCS, and are not paid any fees directly by the Fund for servicing in such capacity.

Blu Giant , LLC (“Blu Giant “) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Trustees – The Fund pays each Trustee who is not affiliated with the Fund or Advisor a quarterly fee of $3,000, as well as reimbursement for any reasonable expenses incurred attending meetings. In addition to these quarterly fees and reimbursements, Ira J. Miller and Darlene T. Deremer receive a quarterly fee of $1,500 for their role as members of the Audit Committee, and Mark J. Riedy receives a quarterly fee of $1,750 for his role as Chairman of the Audit Committee. In addition to the foregoing quarterly fees and reimbursements, each Trustee who is not affiliated with the Fund or Advisor is entitled to following per-meeting fees for attendance and participation at

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2016

each meeting that is not a regularly scheduled Board meeting (“Regular Board Meeting”) or regularly scheduled Audit Committee meeting (“Regular Audit Committee Meeting”):

(i)	$1,500 for each in-person Board meeting that not a Regular Board Meeting,

(ii)	$750 for each telephonic Board meeting that is not a Regular Board Meeting,

(iii)	$1,000 for each in-person Audit Committee meeting that is not a Regular Audit Committee Meeting,

(iv)	$500 for each telephonic Audit Committee meeting that is not a Regular Audit Committee meeting or a meeting conducted in conjunction with a Board meeting, and

(v)	$500 for each in-person or telephonic Audit Committee meeting if such meeting is conducted in conjunction with a Board meeting and provided such meeting is not a Regular Audit Committee Meeting.

The “interested persons” who serve as Trustees of the Fund receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

Other Affiliates – During the six months August 31, 2016, Lucia Securities, a registered broker/dealer and an affiliate of the Advisor, executed trades on behalf of the Fund for which it received brokerage commissions of $8,986.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended August 31, 2016, amounted to $8,290,808 and $17,009,379, respectively.

5.	REPURCHASE OFFERS / SHARES OF BENEFICIAL INTEREST

Pursuant to Rule 23c-3 under the 1940 Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at net asset value. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of all outstanding shares on the repurchase request deadline, the Fund shall repurchase the shares tendered on a pro rata basis. There is no guarantee that a shareholder will be able to sell all of the shares tendered in a quarterly repurchase offer. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

	Repurchase Offer	Repurchase Offer
Commencement Date	March 16, 2016	June 16, 2016
Repurchase Request	April 15, 2016	July 15, 2016
Repurchase Pricing Date	April 15, 2016	July 15, 2016
Net Asset Value as of Repurchase Offer Date
Class A	$15.44	$15.75
Class C	$15.29	$15.57
Class I	$15.50	$15.82
Class L	$15.34	$15.63
Amount Repurchase
Class A	$9,680,203	$7,537,019
Class C	$924,870	$611,203
Class I	$1,241,757	$6,060,060
Class L	$256,263	$278,210
Percentage of Outstanding Shares Repurchased
Class A	5.93%	4.54%
Class C	4.64%	2.92%
Class I	11.80%	62.75%
Class L	2.70%	2.80%

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2016

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

	Year Ended	Year Ended
	February 29, 2016	February 28, 2015
Ordinary Income	$4,988,263	$4,395,879
Long-Term Capital Gain	—	3,356,708
Return of Capital	7,251,148	2,399,993
	$12,239,411	$10,152,580

As of February 29, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Capital Loss	Unrealized	Total
	Carry	Appreciation/	Accumulated
Post October Loss	Forwards	(Depreciation)	Earnings/(Deficits)
$(2,869,932)	$(3,165,727)	$4,935,306	$(1,100,353)

The difference between book basis and tax basis unrealized appreciation of investments, accumulated net realized losses and undistributed net investment income is primarily attributable to the adjustments for partnerships and the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $2,869,932.

At February 29, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
Short-Term
$3,165,727

Permanent book and tax differences, primarily attributable to adjustments related to partnerships, resulted in reclassification for the year ended February 29, 2016 as follows:

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$757,235	$(757,235)

7.	BORROWING FROM BROKER

The Fund has the opportunity to borrow money from a broker with a variable limit based on how many securities are pledged as collateral. It is intended to provide financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Borrowings are secured by the Fund’s investments. Interest will be accrued at the 1 Month LIBOR rate plus 110 bps to be paid monthly. The credit facility is with BNP Paribas Prime Brokerage, Inc. During the six months ended August 31, 2016, the Fund paid $142,354 in interest on the borrowings. Average borrowings and the average interest rate during the six months ended August 31, 2016, were $17,616,432 and 1.56%, respectively. The largest outstanding amount borrowed during the period was $20,917,329. The balance due to the broker as of August 31, 2016 was $15,512,490.

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2016

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. On September 29, 2016, the Fund paid distributions of $0.0792, $0.0781, $0.0800 and $0.0785 per share to shareholders of record on September 28, 2016 for Class A, Class C, Class I and Class L shares, respectively. The Fund completed a quarterly repurchase offer on October 17, 2016 which resulted in 1.79%, 2.25%, 1.64% and 3.20% of Fund shares being repurchased for $2,924,791, $502,737, $59,135 and $311,204 for Class A, Class C, Class I and Class L, respectively.

PRIVACY NOTICE

Rev: April 2013

FACTS	WHAT DOES MULTI-STRATEGY GROWTH & INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Multi-Strategy Growth & Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Multi- Strategy Growth & Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-601-3841

Who we are
Who is providing this notice?	Multi-Strategy Growth & Income Fund
What we do
How does Multi-Strategy Growth & Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Multi-Strategy Growth & Income Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Multi-Strategy Growth & Income Fund does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

■    Multi-Strategy Growth & Income Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Multi-Strategy Growth & Income Fund doesn’t jointly market.

Investment Advisor
RJL Capital Management, LLC
13520 Evening Creek Drive N. Suite 300
San Diego, CA 92128

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-601-3841 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-601-3841.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Multi-Strategy Growth & Income Fund

By (Signature and Title)

/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., Principal Executive Officer/President

Date 11/3/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., Principal Executive Officer/President

Date 11/3/2016

By (Signature and Title)

/s/ Felicia Tarantino

Felicia Tarantino, Treasurer, Principal Financial Officer/Treasurer

Date 11/3/2016